Right-of-use assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Balance at beginning of year	$ 828	$ 670
Additions	912	1,050
Depreciation for the year	(1,033)	(892)
Balance at end of the year	$ 707	$ 828